EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share
	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attributable to Ctrip’s shareholders	1,048,069,740	1,076,414,897	714,405,864
Eliminate the dilutive effect of interest expense of convertible bond	—	—	4,617,398
Numerator for diluted earnings per share	1,048,069,740	1,076,414,897	719,023,262

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,385,451	35,977,063	34,236,761
Dilutive effect of share options	2,191,605	2,053,911	1,230,941
Dilutive effect of convertible bond	—	—	623,083
Denominator for diluted earnings per ordinary share	37,577,056	38,030,974	36,090,785

Basic earnings per ordinary share	29.62	29.92	20.87
Diluted earnings per ordinary share	27.89	28.30	19.92

Basic earnings per ADS	7.40	7.48	5.22
Diluted earnings per ADS	6.97	7.08	4.98

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share
	2010	2011	2012
	RMB	RMB	RMB

Outstanding weighted average stock options	300,275	715,894	1,779,507
Sold Warrants	—	—	1,197,274
	300,275	715,894	2,976,781